Schedule of Investments
September 30, 2022 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 99.24%

Communication Equipment - 2.66%
Zebra Technologies Corp. Class A (2)	600	157,206

Crude Petroleum & Natural Gas - 8.15%
Continental Resources, Inc.	3,500	233,835
EOG Resources, Inc.	2,200	245,806
		479,641

Electronic Computers - 5.63%
Apple, Inc.	2,400	331,680

Farm Machinery & Equipment - 3.97%
Deere & Co.	700	233,723

Hospital & Medical Service Plans - 5.15%
UnitedHealth Group, Inc.	600	303,024

Insurance Agents, Brokers & Services - 5.53%
Arthur J. Gallagher & Co.	1,900	325,318

Motors & Generators- 2.42%
Generac Holdings, Inc. (2)	800	142,512

Pharmaceutical Preparations - 3.78%
Zoetis, Inc. Class A	1,500	222,435

Railroads, Line-Haul Operating - 3.31%
Union Pacific Corp.	1,000	194,820

Retail-Auto & Home Supply Stores - 4.78%
O'Reilly Automotive, Inc. (2)	400	281,340

Retail-Building Materials, Hardware, Garden Supply - 4.17%
The Sherwin-Williams Co.	1,200	245,700

Retail-Lumber & Other Building Materials Dealers - 4.69%
Home Depot, Inc.	1,000	275,940

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.38%
Intercontinental Exchange, Inc.	2,200	198,770

Semiconductors & Related Devices - 5.55%
Monolithic Power Systems, Inc.	900	327,060

Services-Business Services - 4.35%
Mastercard, Inc. Class A	900	255,906

Services-Computer Processing & Data Preparations - 3.59%
Alphabet, Inc. Class C (2)	2,200	211,530

Services-Consumer Credit Reporting, Collection Agencies - 4.15%
S&P Global, Inc.	800	244,280

Servies-Prepackaged Software - 7.90%
Intuit, Inc.	600	232,392
Microsoft Corp.	1,000	232,900
		465,292

Software-Infrastructure - 4.59%
Fortinet, Inc. (2)	5,500	270,215

Specialty Industry Machinery - 3.73%
Lam Research Corp.	600	219,600

Surgical & Medical Instruments- 3.44%
Stryker Corp.	1,000	202,540

Wholesale-Misc Durable Goods- 4.32%
Pool Corp.	800	254,568

Total Common Stocks	(Cost $ 4,195,353)	5,843,100

Short-Term Invesments - 0.77%

Huntington Conservative Deposit Account, 2.28% (3)	45,478	45,478

Total Short Term Investments	(Cost $ 45,478)	45,478

Total Investments - 100.01%	(Cost $ 4,240,831)	5,888,578

Liabilities in Excess of Other Assets - (0.01%)		(518)

Total Net Assets - 100.00%		5,888,060

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,888,578	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,888,578	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2022